UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment:___; Amendment Number:___
  This Amendment (Check only one.  ___ is a restatement.
 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kilkenny Capital Management L.L.C.
Address:   737 North Michigan Avenue Suite 737
           Chicago IL  60611

Form 13F File Number:28-06279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael P. Walsh
Title:     Executive Manager
Phone:     312-913-1250

Signature Place and Date of Signing:

/s/ Michael P. Walsh          Chicago IL              November 14, 2008

Report Type (Check only one.:

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

___13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s.

___13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s.
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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   34

Form 13F Information Table Value Total:   8,535 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s and Form 13F file number(s of all institutional investment managers with respect to which this report is filed other than the manager filing this report.

1           Form 13F File Number:  28-10471
Name:       Advantage Advisers LLC

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
NAME OF ISSUER            TITLE                 VALUE            SH/   PUT/  INV.     OTHER
                          OF     CUSIP          X      SHARES    PRN   CALL  DISC.    MGR    VOTING AUTH
                          CLASS                 1000
                                                                                             SOLE     SHR       NONE
ALTUS PHARMACEUTICALS INC COMMON 02216N105      15     13,872     SH          SOLE           13,872
ALTUS PHARMACEUTICALS INC COMMON 02216N105      17     15,565     SH          OTHER   1               15,565
CARDIOME PHARMACEUTICAL   COMMON 14159U202      417    54,892     SH          SOLE           54,892
CORP
CARDIOME PHARMACEUTICAL   COMMON 14159U202      150    19,686     SH          OTHER   1               19,686
CORP
CRITICAL THERAPEUTICS     COMMON 22674T105      1      6,126      SH          SOLE           6,126
CRITICAL THERAPEUTICS     COMMON 22674T105      2      10,975     SH          OTHER   1               10,975
CUBIST PHARMACEUTICALS    COMMON 229678107      110    4,946      SH          SOLE           4,946
INC
CUBIST PHARMACEUTICALS    COMMON 229678107      237    10,669     SH          OTHER   1               10,669
INC
CUTERA INC                COMMON 232109108      103    9,709      SH          SOLE           9,709
CUTERA INC                COMMON 232109108      210    19,784     SH          OTHER   1               19,784
CYPRESS BIOSCIENCES       COMMON 232674507      886    120,549    SH          SOLE           120,549
CYPRESS BIOSCIENCES       COMMON 232674507      301    40,959     SH          OTHER   1               40,959
DYAX CORP                 COMMON 26746E103      328    74,528     SH          SOLE           74,528
DYAX CORP                 COMMON 26746E103      400    90,935     SH          OTHER   1               90,935
FOREST LABS               COMMON 345838106      1,057  37,361     SH          SOLE           37,361
FOREST LABS               COMMON 345838106      331    11,700     SH          OTHER   1               11,700
GENENTECH INC             COMMON 368710406      489    5,519      SH          SOLE           5,519
GENENTECH INC             COMMON 368710406      203    2,294      SH          OTHER   1               2,294
GILEAD SCIENCES INC       COMMON 375558103      92     2,007      SH          SOLE           2,007
GILEAD SCIENCES INC       COMMON 375558103      116    2,536      SH          OTHER   1               2,536
INSPIRE PHARMACEUTICALS   COMMON 457733103      662    185,417    SH          SOLE           185,417
INC
INSPIRE PHARMACEUTICALS   COMMON 457733103      262    73,473     SH          OTHER   1               73,473
INC
MEDAREX                   COMMON 583916101      51     7,858      SH          SOLE           7,858
MEDAREX                   COMMON 583916101      10     1,500      SH          OTHER   1               1,500
ONYX PHARMACEUTICALS INC  COMMON 683399109      326    9,015      SH          SOLE           9,015
ONYX PHARMACEUTICALS INC  COMMON 683399109      294    8,119      SH          OTHER   1               8,119
PENWEST PHARMACEUTICALS   COMMON 709754105      213    103,595    SH          SOLE           103,595
CO
PENWEST PHARMACEUTICALS   COMMON 709754105      119    57,941     SH          OTHER   1               57,941
CO
PHARMACOPEIA DRUG         COMMON 7171EP101      31     20,664     SH          SOLE           20,664
DISCOVERY
PHARMACOPEIA DRUG         COMMON 7171EP101      43     29,041     SH          OTHER   1               29,041
DISCOVERY
PROGENICS                 COMMON 743187106      232    17,417     SH          SOLE           17,417
PROGENICS                 COMMON 743187106      166    12,449     SH          OTHER   1               12,449
ZYMOGENETICS              COMMON 98985T109      456    68,505     SH          SOLE           68,505
ZYMOGENETICS              COMMON 98985T109      204    30,602     SH          OTHER   1               30,602



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